Goodwill and Other Intangibles - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets, Total	$ 30	$ 25	$ 54	$ 52